Long-term debt and current portion of long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
StatementsLineItems [Line Items]
Disclosure of detailed information about long-term and short term debt [text block]

	December 31, 2017			December 31, 2016
(€ million)	Long-term portion	Short-term portion	Total	Long-term portion	Short-term portion	Total
Banks	3,200	801	4,001	4,014	272	4,286
Ordinary bonds	16,520	1,445	17,965	16,044	2,959	19,003
Convertible bonds	387		387	383		383
Other financial institutions	72	40	112	123	48	171
	20,179	2,286	22,465	20,564	3,279	23,843

Disclosure of detailed information about borrowings [text block]

The following table reflects long-term debt and current portion of long-term debt as of December 31, 2017 by maturity:

	At December 31,		Long-term maturity
(€ million)	Maturity range	31.12.2017	2019	2020	2021	2022	After	Total	Current maturity 2018
Banks	2018 – 2032	4,001	1,290	729	341	143	697	3,200	801
Ordinary bonds	2018 – 2043	17,965	2,486	2,371	934	697	10,032	16,520	1,445
Convertible bonds	2022	387				387		387
Other financial institutions	2018 – 2032	112	45	3	3	3	18	72	40
		22,465	3,821	3,103	1,278	1,230	10,747	20,179	2,286

Disclosure of detailed information about currency wise breakdown of long-term debt [text block]

The following table provides a breakdown by currency of long-term debt, its current portion and the related weighted average interest rates.

	December 31, 2017 (€ million)	Average rate (%)	December 31, 2016 (€ million)	Average rate (%)
Euro	20,094	2.4	21,545	2.7
U.S. dollar	1,694	4.8	1,587	5.2
British pound	521	5.3	540	5.3
Japanese yen	156	2.6	171	2.6
	22,465		23,843

Disclosure of detailed information about fair value of long-term debt, including the current portion of long-term debt [text block]

Fair value of long-term debt, including the current portion of long-term debt amounted to €23,764 million (€25,358 million at December 31, 2016):

(€ million)	December 31, 2017	December 31, 2016
Ordinary bonds	19,219	20,501
Convertible bonds	410	435
Banks	4,021	4,244
Other financial institutions	114	178
	23,764	25,358

Disclosure of detailed information of net borrowings [text block]

Eni’s presentation and calculation of net borrowings and leverage may not be comparable to that of other companies.

	December 31, 2017			December 31, 2016
(€ million)	Current	Non- current	Total	Current	Non- current	Total
A. Cash and cash equivalents	7,363		7,363	5,674		5,674
B. Held-for-trading financial assets	6,012		6,012	6,166		6,166
C. Available-for-sale financial assets	207		207	238		238
D. Liquidity (A+B+C)	13,582		13,582	12,078		12,078
E. Financing receivables	209		209	385		385
F. Short-term debt towards banks	201		201	155		155
G. Long-term debt towards banks	801	3,200	4,001	272	4,014	4,286
H. Bonds	1,445	16,907	18,352	2,959	16,427	19,386
I. Short-term debt towards related parties	164		164	191		191
L. Other short-term liabilities	1,877		1,877	3,050		3,050
M. Other long-term liabilities	40	72	112	48	123	171
N. Total borrowings (F+G+H+I+L+M)	4,528	20,179	24,707	6,675	20,564	27,239
O. Net borrowings (N-D-E)	(9,263)	20,179	10,916	(5,788)	20,564	14,776

Disclosure of reconciliation of liabilities arising from financing activities [text block]

Changes in gross borrowings were as following:

(€ million)	Long-term debt and current portion of long-term debt	Short-term debt	Total
Carrying amount at December 31, 2016	23,843	3,396	27,239
Cash flows	(1,131)	(581)	(1,712)
Currency translation differences	(236)	(574)	(810)
Other non-monetary changes	(11)	1	(10)
Carrying amount at December 31, 2017	22,465	2,242	24,707

Ordinary Bonds [Member]
StatementsLineItems [Line Items]
Disclosure of detailed information about borrowings [text block]

The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2017:

		Discount on bond issue and accrued			Maturity		Rate %
(€ million)	Amount	expense	Total	Currency	from	to	from	to
Issuing entity
Euro Medium Term Notes
Eni SpA	1,500	16	1,516	EUR		2019		4.125
Eni SpA	1,200	17	1,217	EUR		2025		3.750
Eni SpA	1,000	37	1,037	EUR		2020		4.250
Eni SpA	1,000	32	1,032	EUR		2018		3.500
Eni SpA	1,000	27	1,027	EUR		2029		3.625
Eni SpA	1,000	19	1,019	EUR		2020		4.000
Eni SpA	1,000	8	1,008	EUR		2023		3.250
Eni SpA	1,000	7	1,007	EUR		2026		1.500
Eni SpA	900	(6)	894	EUR		2024		0.625
Eni SpA	800	1	801	EUR		2021		2.625
Eni SpA	800	(2)	798	EUR		2028		1.625
Eni SpA	750	13	763	EUR		2019		3.750
Eni SpA	750	7	757	EUR		2024		1.750
Eni SpA	750	4	754	EUR		2027		1.500
Eni SpA	700		700	EUR		2022		0.750
Eni SpA	650	(1)	649	EUR		2025		1.000
Eni SpA	600	(6)	594	EUR		2028		1.125
Eni Finance International SA	507	15	522	GBP	2018	2021	4.750	6.125
Eni Finance International SA	295	3	298	EUR	2028	2043	3.875	5.441
Eni Finance International SA	155	1	156	YEN	2019	2037	1.955	2.810
Eni Finance International SA	417	(3)	414	USD		2026		variable
	16,774	189	16,963
Other bonds
Eni SpA	375	3	378	USD		2020		4.150
Eni SpA	292		292	USD		2040		5.700
Eni USA Inc	333	(1)	332	USD		2027		7.300
	1,000	2	1,002
	17,774	191	17,965

Convertible Bonds [Member]
StatementsLineItems [Line Items]
Disclosure of detailed information about borrowings [text block]

The following table provides a breakdown of convertible bonds issued by Eni SpA as of December 31, 2017:

(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Issuing entity
Eni SpA	400	(13)	387	EUR	2022	0.000
	400	(13)	387